Capital World Bond Fund®
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 93.10% Euros 18.70%	Principal amount (000)	Value (000)
Abbott Laboratories 1.50% 2026	€2,215	$2,608
Allianz SE 0.25% 2023	1,900	2,100
Allianz SE 1.375% 2031	1,900	2,331
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)[1]	1,600	2,026
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	17,421
Altria Group, Inc. 1.00% 2023	5,445	6,041
Altria Group, Inc. 1.70% 2025	8,550	9,723
Altria Group, Inc. 2.20% 2027	35,950	41,832
Anheuser-Busch InBev NV 1.125% 2027	3,275	3,789
Anheuser-Busch InBev NV 1.15% 2027	5,000	5,798
AT&T Inc. 1.05% 2023	5,800	6,530
Austrian Government, 0% 2024	1,770	1,988
AXA SA 3.25% 2049 (3-month EUR-LIBOR +3.20% on 5/28/2029)[1]	1,000	1,236
Bank of Communications Co., Ltd. 3.625% 2026[1]	7,500	8,515
Banque Centrale de Tunisie 6.75% 2023	12,615	13,924
Banque Centrale de Tunisie 6.75% 2023	1,005	1,109
Banque Centrale de Tunisie 5.625% 2024	1,415	1,501
Banque Centrale de Tunisie 6.375% 2026	21,450	22,707
Bayer Capital Corp. BV 1.50% 2026	5,400	6,258
Bayer Capital Corp. BV 2.125% 2029	2,000	2,406
Belgium (Kingdom of) 1.70% 2050	1,400	2,027
Belgium (Kingdom of), Series 85, 0.80% 2028	4,230	5,072
Benin (Republic of) 5.75% 2026	2,000	2,241
BMW Finance NV 0.50% 2022	3,000	3,321
BMW Finance NV 1.125% 2026	1,400	1,617
British American Tobacco International Finance PLC 2.75% 2025	8,000	9,603
Buzzi Unicem SpA 2.125% 2023	2,000	2,310
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	8,100	9,352
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	17,400	19,533
Chubb Ltd. 1.55% 2028	4,540	5,391
Cloverie PLC 1.75% 2024	7,100	8,416
Coca-Cola Co. 1.25% 2031	4,300	5,140
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	4,336
Danske Bank AS 2.75% 2026 (5-year Euro Swap Annual Rate + 1.52% from 5/19/2021)[1]	3,100	3,484
Deutsche Telekom International Finance BV 1.375% 2027	1,400	1,647
DH Europe Finance II S.a r.l. 0.45% 2028	2,550	2,787
DH Europe Finance II S.a r.l. 1.35% 2039	900	984
Egypt (Arab Republic of) 5.625% 2030	3,720	4,069
Emerson Electric Co. 1.25% 2025	1,500	1,736
Emerson Electric Co. 2.00% 2029	1,500	1,855
Enel Finance International SA 1.00% 2024	4,000	4,547
European Financial Stability Facility 0.40% 2025	26,000	29,694
Fidelity National Information Services, Inc. 1.50% 2027	3,820	4,464
Fidelity National Information Services, Inc. 2.00% 2030	2,720	3,304
Fiserv Inc., 1.125% 2027	5,285	6,000
Fiserv Inc., 1.625% 2030	3,800	4,463
French Government O.A.T. 1.50% 2050	1,430	1,980
Capital World Bond Fund — Page 1 of 35

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
French Republic O.A.T. 0.50% 2025	€5,640	$6,528
French Republic O.A.T. 1.00% 2027	14,830	17,970
French Republic O.A.T. 0.10% 2029[2]	29,534	36,199
French Republic O.A.T. 0.50% 2029	133,525	156,626
French Republic O.A.T. 1.25% 2034	5,880	7,586
French Republic O.A.T. 2.00% 2048	10,970	16,829
Germany (Federal Republic of) 0.10% 2026[2]	24,040	29,010
Germany (Federal Republic of) 0.50% 2030[2]	21,392	28,491
Germany (Federal Republic of) 2.50% 2046	3,200	6,002
Germany (Federal Republic of) 1.25% 2048	1,060	1,613
Greece (Hellenic Republic of) 3.45% 2024	43,015	52,584
Greece (Hellenic Republic of) 3.375% 2025	59,155	72,977
Greece (Hellenic Republic of) 1.875% 2026	4,395	5,044
Greece (Hellenic Republic of) 3.75% 2028	71,678	93,330
Greece (Hellenic Republic of) 3.875% 2029	93,750	125,074
Greece (Hellenic Republic of) 3.90% 2033	18,336	25,012
Greece (Hellenic Republic of) 4.00% 2037	19,159	26,784
Greece (Hellenic Republic of) 4.20% 2042	21,109	30,863
Groupe BPCE SA 1.00% 2025	15,700	17,758
Hannover Rück SE 1.125% 2028	4,200	4,985
HeidelbergCement AG 1.50% 2025	2,000	2,316
Iberdrola Finanzes, SAU 1.00% 2024	8,400	9,571
Iberdrola, SA, junior subordinated, 1.875% (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.592% on 5/22/2023)[1]	1,400	1,569
Intesa Sanpaolo SpA 6.625% 2023	15,870	20,831
Ireland (Republic of) 0.90% 2028	23,830	28,311
Ireland (Republic of) 2.40% 2030	5,005	6,831
Israel (State of) 1.50% 2027	4,275	5,148
Israel (State of) 1.50% 2029	3,875	4,725
Italy (Republic of) 1.35% 2022	34,890	39,460
Italy (Republic of) 0.10% 2023[2]	114,476	126,840
Italy (Republic of) 1.85% 2024	32,670	38,369
Italy (Republic of) 1.45% 2025	90	104
Italy (Republic of) 1.50% 2025	7,490	8,695
Italy (Republic of) 2.00% 2028	14,000	16,958
Italy (Republic of) 2.80% 2028	322,294	415,660
Italy (Republic of) 3.00% 2029	63,100	82,928
Italy (Republic of) 3.85% 2049	20,120	31,806
Italy Buoni Poliennali Del Tesoro 3.35% 2035	6,055	8,416
Lloyds Banking Group PLC 6.50% 2020	4,850	5,447
Lloyds Banking Group PLC 1.75% 2028[1]	12,400	13,633
LYB International Finance BV 1.625% 2031	1,000	1,101
LYB International Finance II BV 0.875% 2026	3,000	3,268
Marsh & McLennan Companies, Inc. 1.349% 2026	1,890	2,187
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,213
Medtronic Global Holdings SCA 1.125% 2027	9,500	11,008
Metropolitan Life Global Funding I 0.875% 2022[3]	1,000	1,115
Morocco (Kingdom of) 3.50% 2024	7,730	9,554
Orange SA 2.00% 2029	3,100	3,853
Petróleos Mexicanos 3.125% 2020	2,430	2,734
Philip Morris International Inc. 2.875% 2026	3,500	4,408
Philip Morris International Inc. 0.80% 2031	4,500	4,689
Portuguese Republic 2.875% 2026	8,230	10,759
Portuguese Republic 1.95% 2029	17,940	22,938
Praxair, Inc. 1.20% 2024	1,500	1,723
Capital World Bond Fund — Page 2 of 35

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Praxair, Inc. 1.625% 2025	€1,500	$1,789
Procter & Gamble Co. 0.625% 2024	3,520	3,963
Procter & Gamble Co. 1.20% 2028	2,260	2,696
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	14,650	16,582
Romania 2.875% 2029	12,010	14,810
Romania 2.50% 2030	1,825	2,167
Romania 3.50% 2034	5,050	6,389
Romania 3.875% 2035	14,800	19,408
Romania 3.375% 2038	20,670	25,959
Romania 4.125% 2039	10,400	13,855
Romania 4.625% 2049	71,220	100,961
Russian Federation 2.875% 2025	14,600	17,879
Russian Federation 2.875% 2025	8,200	10,042
Saudi Arabia (Kingdom of) 0.75% 2027	320	361
Serbia (Republic of) 1.50% 2029	39,729	45,183
Spain (Kingdom of) 0.40% 2022	17,490	19,497
Spain (Kingdom of) 1.45% 2027	54,375	66,226
Spain (Kingdom of) 1.40% 2028	16,610	20,247
Spain (Kingdom of) 1.45% 2029	43,760	53,778
Spain (Kingdom of) 2.70% 2048	8,930	13,765
State Grid Europe Developement (2014) PLC 1.50% 2022	1,325	1,494
State Grid Overseas Investment Ltd. 1.25% 2022	6,625	7,443
State Grid Overseas Investment Ltd. 1.375% 2025	2,050	2,359
State Grid Overseas Investment Ltd. 2.125% 2030	800	999
Sweden (Kingdom of) 0.125% 2023	3,000	3,358
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	21,250	25,954
Thermo Fisher Scientific Inc. 0.50% 2028	1,885	2,051
Thermo Fisher Scientific Inc. 1.50% 2039	1,500	1,653
Toronto-Dominion Bank 0.375% 2024	3,110	3,431
TOTAL SA, junior subordinated, 1.75%[1]	9,820	11,163
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,125
Ukraine Government 6.75% 2026	18,210	21,451
UniCredit SpA 5.75% 2025[1]	7,650	8,797
UniCredit SpA 4.875% 2029[1]	6,950	8,524
United Technologies Corp. 1.25% 2023	1,000	1,134
United Technologies Corp. 1.15% 2024	2,000	2,273
United Technologies Corp. 2.15% 2030	3,000	3,828
Veolia Environnement 0.314% 2023	4,300	4,758
Veolia Environnement 1.59% 2028	1,300	1,575
Volkswagen International Finance NV, junior subordinated, 2.70%[1]	3,300	3,719
Volkswagen International Finance NV, junior subordinated, 3.875%[1]	4,700	5,452
Wellcome Trust Ltd. 1.125% 2027	3,000	3,541
Westlake Chemical Corp. 1.625% 2029	1,750	1,959
		2,602,247
Japanese yen 13.20%
Bank of Ching/Tokyo 0.42% 2021	¥700,000	6,505
Banque Centrale de Tunisie 3.28% 2027	700,000	5,351
Export-Import Bank of India 0.59% 2022	2,300,000	21,296
Goldman Sachs Group, Inc. 1.00% 2021[3]	153,000	1,435
Goldman Sachs Group, Inc. 2.00% 2022[3]	130,000	1,263
Goldman Sachs Group, Inc. 2.00% 2022[3]	110,000	1,068
Goldman Sachs Group, Inc. 2.80% 2022[3]	100,000	980
Goldman Sachs Group, Inc. 2.84% 2022[3]	120,000	1,178
Goldman Sachs Group, Inc. 2.86% 2022[3]	100,000	978
Capital World Bond Fund — Page 3 of 35

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 0.65% 2020	¥100,000	$927
Indonesia (Republic of) 0.67% 2021	800,000	7,432
Indonesia (Republic of) 0.54% 2022	700,000	6,493
Japan, Series 395, 0.10% 2020	14,478,000	134,528
Japan, Series 128, 0.10% 2021	7,809,350	72,741
Japan, Series 134, 0.10% 2022	5,470,000	51,355
Japan, Series 17, 0.10% 2023[2]	2,913,440	27,538
Japan, Series 19, 0.10% 2024[2]	11,502,615	109,468
Japan, Series 18, 0.10% 2024[2]	11,071,250	105,004
Japan, Series 337, 0.30% 2024	1,404,150	13,449
Japan, Series 20, 0.10% 2025[2]	3,379,950	32,260
Japan, Series 344, 0.10% 2026	3,760,000	35,924
Japan, Series 21, 0.10% 2026[2]	3,078,552	29,511
Japan, Series 346, 0.10% 2027	30,344,650	290,623
Japan, Series 23, 0.10% 2028[2]	22,907,640	221,079
Japan, Series 24, 0.10% 2029[2]	9,513,978	91,862
Japan, Series 145, 1.70% 2033	8,945,000	102,521
Japan, Series 150, 1.40% 2034	1,615,000	18,020
Japan, Series 161, 0.60% 2037	8,388,250	84,056
Japan, Series 42, 1.70% 2044	8,897,700	110,200
Japan, Series 53, 0.60% 2046	999,700	9,932
Japan, Series 59, 0.70% 2048	2,670,000	27,149
Japan, Series 63, 0.40% 2049	3,337,000	31,307
Japan, Series 62, 0.50% 2049	11,340,450	109,360
KT Corp. 0.30% 2020	4,100,000	37,960
KT Corp. 0.31% 2020	600,000	5,558
Philippines (Republic of the) 0.38% 2021	800,000	7,429
United Mexican States 0.70% 2021	2,400,000	22,349
United Mexican States 0.62% 2022	100,000	927
		1,837,016
Chinese yuan renminbi 2.79%
China (People’s Republic of), Series 1828, 3.22% 2025	CNY46,000	6,473
China (People’s Republic of), Series 1910, 3.86% 2049	1,000,550	142,879
China Development Bank Corp., Series 1804, 4.69% 2023	200,000	29,286
China Development Bank Corp., Series 1715, 4.24% 2027	349,800	50,521
China Development Bank Corp., Series 1805, 4.04% 2028	98,000	14,006
China Development Bank Corp., Series 1905, 3.48% 2029	1,047,600	144,303
		387,468
Mexican pesos 2.10%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	741
Petróleos Mexicanos 7.19% 2024	33,581	1,493
Petróleos Mexicanos 7.47% 2026	714,419	30,229
Red de Carreteras de Occidente 9.00% 2028	36,950	1,910
United Mexican States, Series M, 8.00% 2023	577,495	30,661
United Mexican States, Series M, 5.75% 2026	65,500	3,145
United Mexican States, Series M, 7.50% 2027	3,910,560	205,932
United Mexican States, Series M20, 8.50% 2029	321,000	18,121
		292,232
British pounds 1.91%
Deutsche Telekom AG 3.125% 2034	£3,500	4,793
Electricité de France SA 6.00% 2114	700	1,434
HSBC Holdings PLC 3.00% 2030 (EUR Annual (vs. 6-month LIBOR) 1-year + 1.77% on 5/29/2029)[1]	8,000	10,426
Capital World Bond Fund — Page 4 of 35

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 5.375% 2030 (ICE LIBOR GBP 3-month + 1.50% on 11/4/2025)[1]	£320	$463
Lloyds Banking Group PLC 7.625% 2025	340	537
National Grid Transco PLC 4.00% 2027	2,460	3,627
Nestlé Finance International Ltd. 2.25% 2023	400	525
United Kingdom 2.00% 2020	5,340	6,642
United Kingdom 1.75% 2022	19,400	24,866
United Kingdom 2.25% 2023	17,170	22,739
United Kingdom 1.00% 2024	2,500	3,174
United Kingdom 2.75% 2024	9,710	13,387
United Kingdom 1.50% 2026	6,990	9,310
United Kingdom 4.25% 2027	28,680	46,492
United Kingdom 1.625% 2028	3,920	5,343
United Kingdom 1.75% 2037	8,970	12,644
United Kingdom 3.25% 2044	16,550	30,388
United Kingdom 3.50% 2045	13,830	26,650
United Kingdom 1.50% 2047	21,550	29,886
United Kingdom 1.625% 2054	2,080	3,085
United Kingdom 2.50% 2065	3,842	7,626
Vodafone Group PLC 5.625% 2025	300	461
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,883
		266,381
Indian rupees 1.68%
HDFC Bank Ltd. 7.95% 2026	INR200,000	2,883
India (Republic of) 7.68% 2023	374,900	5,545
India (Republic of) 6.97% 2026	5,645,000	81,076
India (Republic of) 7.59% 2026	2,404,100	35,562
India (Republic of) 6.79% 2027	2,836,000	40,086
India (Republic of) 8.24% 2027	750,190	11,438
India (Republic of) 7.17% 2028	1,198,600	17,329
India (Republic of) 7.59% 2029	654,180	9,697
India (Republic of) 7.61% 2030	768,660	11,383
India (Republic of) 7.88% 2030	150,000	2,271
National Highways Authority of India 7.17% 2021	920,000	13,091
National Highways Authority of India 7.27% 2022	210,000	2,961
		233,322
Brazilian reais 1.37%
Brazil (Federative Republic of) 0% 2020	BRL396,500	94,235
Brazil (Federative Republic of) 0% 2020	141,800	33,320
Brazil (Federative Republic of) 0% 2021	92,000	20,288
Brazil (Federative Republic of) 6.00% 2024[2]	13,577	3,714
Brazil (Federative Republic of) 10.00% 2025	97,000	26,769
Brazil (Federative Republic of) 10.00% 2027	26,200	7,397
Brazil (Federative Republic of) 10.00% 2029	17,500	5,026
		190,749
South African rand 1.22%
South Africa (Republic of) 8.00% 2030	ZAR22,500	1,388
South Africa (Republic of), Series R-186, 10.50% 2026	24,000	1,770
South Africa (Republic of), Series R-2044, 8.75% 2044	1,014,850	59,755
South Africa (Republic of), Series R-2048, 8.75% 2048	1,828,100	106,779
		169,692
Capital World Bond Fund — Page 5 of 35

unaudited
Bonds, notes & other debt instruments (continued) Malaysian ringgits 1.15%	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR196,500	$48,545
Malaysia (Federation of), Series 0418, 4.893% 2038	328,725	90,830
Malaysia (Federation of), Series 0219, 4.467% 2039	58,000	15,321
Malaysia (Federation of), Series 0518, 4.921% 2048	17,000	4,773
		159,469
Danish kroner 1.11%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]	DKr269,996	40,677
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	62,059	9,400
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	652,475	98,158
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	40,636	6,184
Realkredit Danmark AS, Series 22S, 2.00% 2037[4]	—[5]	—[5]
		154,419
Norwegian kroner 0.93%
Norway (Kingdom of) 3.75% 2021	NKr608,801	69,717
Norway (Kingdom of) 2.00% 2023	527,089	59,403
		129,120
Canadian dollars 0.71%
Canada 0.75% 2021	C$7,000	5,214
Canada 1.00% 2022	16,200	12,048
Canada 2.25% 2025	53,650	42,372
Canada 3.50% 2045	2,200	2,356
Canada 1.25% 2047[2]	3,334	3,201
Canada 2.75% 2048	22,100	21,433
Canada Housing Trust 2.90% 2024	5,000	3,975
Nova Scotia (Province of) 2.10% 2027	4,000	3,036
Saskatchewan (Province of) 2.65% 2027	4,000	3,152
Toronto-Dominion Bank 3.224% 2029[1]	3,000	2,313
		99,100
Polish zloty 0.67%
Poland (Republic of), Series 1021, 5.75% 2021	PLN89,370	24,202
Poland (Republic of), Series 0123, 2.50% 2023	150,000	38,462
Poland (Republic of), Series 1023, 4.00% 2023	25,000	6,790
Poland (Republic of), Series 1024, 2.25% 2024	35,000	8,921
Poland (Republic of), Series 0725, 3.25% 2025	28,300	7,610
Poland (Republic of), Series 1029, 2.75% 2029	26,990	7,186
		93,171
Chilean pesos 0.64%
Chile (Banco Central de) 4.50% 2021	CLP1,140,000	1,624
Chile (Banco Central de) 4.00% 2023	39,920,000	58,152
Chile (Banco Central de) 4.50% 2026	19,480,000	29,880
		89,656
Israeli shekels 0.64%
Israel (State of) 2.00% 2027	ILS100,600	31,580
Israel (State of) 5.50% 2042	117,700	56,394
Israel (State of) 3.75% 2047	2,900	1,119
		89,093
Capital World Bond Fund — Page 6 of 35

unaudited
Bonds, notes & other debt instruments (continued) South Korean won 0.62%	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2209, 2.00% 2022	KRW40,035,100	$34,093
South Korea (Republic of), Series 2712, 2.375% 2027	58,866,460	52,731
		86,824
Indonesian rupiah 0.54%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR171,715,000	11,231
Indonesia (Republic of), Series 78, 8.25% 2029	638,815,000	48,145
Indonesia (Republic of), Series 73, 8.75% 2031	45,886,000	3,539
Indonesia (Republic of), Series 65, 6.625% 2033	30,836,000	1,984
Indonesia (Republic of), Series 68, 8.375% 2034	143,239,000	10,695
		75,594
Russian rubles 0.54%
Russian Federation 6.80% 2019	RUB187,575	2,894
Russian Federation 7.00% 2023	1,001,000	15,653
Russian Federation 8.15% 2027	472,225	7,842
Russian Federation 6.90% 2029	1,317,875	20,330
Russian Federation 8.50% 2031	585,940	10,106
Russian Federation 7.70% 2033	121,510	1,966
Russian Federation 7.25% 2034	1,021,725	15,910
		74,701
Colombian pesos 0.41%
Colombia (Republic of), Series B, 10.00% 2024	COP67,057,000	23,274
Colombia (Republic of), Series B, 6.25% 2025	63,542,000	19,079
Colombia (Republic of), Series B, 7.50% 2026	2,100,000	672
Colombia (Republic of), Series B, 6.00% 2028	47,650,000	13,873
		56,898
Thai baht 0.38%
Thailand (Kingdom of) 2.125% 2026	THB1,324,520	45,349
Thailand (Kingdom of) 3.40% 2036	91,990	3,852
Thailand (Kingdom of) 3.30% 2038	81,000	3,408
		52,609
Ukrainian hryvnia 0.27%
Ukraine Government 14.64% 2020	UAH19,884	823
Ukraine Government 15.70% 2020	7,817	325
Ukraine Government 17.25% 2020	31,291	1,316
Ukraine Government 17.25% 2020	17,600	740
Ukraine Government 14.91% 2022	156,567	6,303
Ukraine Government 16.06% 2022	256,433	10,794
Ukraine Government 17.00% 2022	251,700	10,794
Ukraine Government 15.84% 2025	132,360	5,768
Ukraine Government 15.84% 2025	9,100	397
		37,260
Australian dollars 0.23%
Australia (Commonwealth of), Series 133, 5.50% 2023	A$31,315	24,664
Australia (Commonwealth of), Series 138, 3.25% 2029	9,140	7,427
		32,091
Capital World Bond Fund — Page 7 of 35

unaudited
Bonds, notes & other debt instruments (continued) Dominican pesos 0.13%	Principal amount (000)	Value (000)
Dominican Republic 8.90% 2023	DOP47,200	$913
Dominican Republic 9.75% 2026	636,700	12,575
Dominican Republic 11.00% 2026	118,300	2,466
Dominican Republic 11.375% 2029	71,700	1,507
		17,461
Uruguayan pesos 0.07%
Uruguay (Oriental Republic of) 9.875% 2022	UYU29,254	788
Uruguay (Oriental Republic of) 8.50% 2028	412,190	9,444
		10,232
Turkish lira 0.07%
Turkey (Republic of) 9.20% 2021	TRY3,275	541
Turkey (Republic of) 8.50% 2022	22,375	3,525
Turkey (Republic of) 2.80% 2023[2]	5,445	930
Turkey (Republic of) 4.10% 2024[2]	14,378	2,668
Turkey (Republic of) 10.60% 2026	14,400	2,287
		9,951
New Zealand dollars 0.04%
New Zealand 4.50% 2027	NZ$7,250	5,696
Egyptian pounds 0.04%
Egypt (Arab Republic of) 14.80% 2023	EGP27,200	1,705
Egypt (Arab Republic of) 17.20% 2023	11,600	767
Egypt (Arab Republic of) 15.90% 2024	20,850	1,334
Egypt (Arab Republic of) 18.40% 2024	2,500	175
Egypt (Arab Republic of) 15.70% 2027	21,900	1,451
		5,432
Argentine pesos 0.04%
Argentine Republic 2.50% 2021[2]	ARS638,450	3,693
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 52.006% 2022[6]	127,831	992
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 53.348% 2028[6]	60,051	520
		5,205
Czech korunas 0.03%
Czech Republic 0.75% 2021	CZK100,000	4,209
Romanian leu 0.03%
Romania 5.95% 2021	RON15,000	3,591
Peruvian nuevos soles 0.01%
Peru (Republic of) 5.40% 2034	PEN5,760	1,826
Ghana cedi 0.01%
Ghana (Republic of) 19.00% 2026	GHS6,395	1,162
Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW7,400	272
Capital World Bond Fund — Page 8 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars 40.82%	Principal amount (000)	Value (000)
Abbott Laboratories 2.90% 2021	$2,825	$2,877
Abbott Laboratories 3.40% 2023	5,950	6,259
Abbott Laboratories 4.90% 2046	1,500	1,938
AbbVie Inc. 2.50% 2020	2,525	2,531
AbbVie Inc. 4.45% 2046	2,760	2,866
Abu Dhabi (Emirate of) 2.50% 2022[3]	10,600	10,719
Abu Dhabi (Emirate of) 3.125% 2027[3]	10,600	11,155
Abu Dhabi (Emirate of) 3.125% 2027	650	684
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,000	1,073
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	20,735	21,377
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[3]	440	499
ACE INA Holdings Inc. 2.30% 2020	2,555	2,564
ADT Corp. 3.50% 2022	2,975	2,997
AES Corp. 5.50% 2025	1,482	1,543
AG Merger Sub II, Inc. 10.75% 2027[3]	1,143	1,166
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,426
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,107
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	502
Alexandria Real Estate Equities, Inc. 2.75% 2029	631	623
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	340
Alexandria Real Estate Equities, Inc. 3.375% 2031	475	496
Alibaba Group Holding Ltd. 3.40% 2027	2,300	2,391
Allergan PLC 3.00% 2020	12,460	12,497
Allergan PLC 3.80% 2025	1,037	1,087
Allergan PLC 4.75% 2045	3,800	4,035
Alliant Energy Finance LLC 3.75% 2023[3]	4,474	4,680
Allison Transmission Holdings, Inc. 5.00% 2024[3]	3,150	3,225
Allstate Corp. 3.85% 2049	250	278
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[6,7]	3,265	3,142
Altria Group, Inc. 2.625% 2020	8,200	8,203
Altria Group, Inc. 5.95% 2049	1,581	1,863
Amazon.com, Inc. 3.15% 2027	170	181
Amazon.com, Inc. 3.875% 2037	250	288
Amazon.com, Inc. 4.05% 2047	320	386
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	1,980	1,891
American Campus Communities, Inc. 3.35% 2020	2,000	2,022
American Campus Communities, Inc. 3.75% 2023	3,090	3,220
American Campus Communities, Inc. 4.125% 2024	1,945	2,082
American Campus Communities, Inc. 3.30% 2026	1,500	1,541
American Campus Communities, Inc. 3.625% 2027	2,575	2,707
American Electric Power Co., Inc. 4.30% 2028	3,837	4,304
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.076% 2019[3,6,8]	350	58
American Energy (Permian Basin) 7.125% 2020[3,8]	7,395	1,220
American Energy (Permian Basin) 7.375% 2021[3,8]	1,215	200
American Express Co. 3.00% 2021	8,000	8,105
American Honda Finance Corp. 3.55% 2024	1,000	1,059
American Honda Finance Corp. 3.50% 2028	4,000	4,315
American International Group, Inc. 3.90% 2026	475	506
American International Group, Inc. 4.80% 2045	500	583
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	2,000	2,383
Anheuser-Busch InBev NV 4.15% 2025	11,770	12,867
Anheuser-Busch InBev NV 4.75% 2029	15,294	17,824
Anheuser-Busch InBev NV 4.90% 2031	2,500	2,980
Anheuser-Busch InBev NV 5.55% 2049	4,029	5,283
Anthem, Inc. 2.875% 2029	1,705	1,690
Capital World Bond Fund — Page 9 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Apache Corp. 4.25% 2030	$4,290	$4,362
Apache Corp. 5.35% 2049	2,320	2,409
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.104% 2025[6,7]	250	254
ArcelorMittal 3.60% 2024	7,560	7,646
ArcelorMittal 4.25% 2029	1,400	1,425
Argentine Republic 6.875% 2021	11,015	5,466
Argentine Republic 7.50% 2026	12,265	5,473
Argentine Republic 5.875% 2028	1,200	491
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[1]	4,000	1,605
Argentine Republic 7.625% 2046	3,400	1,491
Argentine Republic 6.875% 2048	11,705	4,975
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.528% 2023[6,7,9]	679	659
Associated Materials, LLC 9.00% 2024[3]	6,058	5,346
AstraZeneca PLC 4.00% 2029	5,479	6,109
Autoridad del Canal de Panama 4.95% 2035[3]	3,200	3,690
Avangrid, Inc. 3.80% 2029	3,000	3,226
Avis Budget Group, Inc. 5.50% 2023	1,673	1,704
B&G Foods, Inc. 4.625% 2021	1,035	1,039
B&G Foods, Inc. 5.25% 2025	690	707
Bahrain (Kingdom of) 5.875% 2021	1,100	1,129
Baidu Inc. 4.375% 2024	1,100	1,173
Bank of America Corp. 2.625% 2020	6,875	6,920
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	4,687	4,895
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[1]	11,840	12,233
Bank of China Ltd. 3.50% 2027	3,100	3,238
Bank of Montreal 4.338% 2028 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 1.28% on 10/5/2023)[1]	7,214	7,617
Baxalta Inc. 4.00% 2025	469	506
Bayer US Finance II LLC 3.875% 2023[3]	6,940	7,255
Bayer US Finance II LLC 4.25% 2025[3]	807	862
Bayerische Motoren Werke AG 2.95% 2022[3]	21,475	21,922
Bayerische Motoren Werke AG 3.15% 2024[3]	2,555	2,649
Bayerische Motoren Werke AG 3.625% 2029[3]	2,000	2,153
Becton, Dickinson and Co. 2.675% 2019	415	415
Becton, Dickinson and Co. 2.894% 2022	3,630	3,687
Becton, Dickinson and Co. 3.734% 2024	5,427	5,747
Becton, Dickinson and Co. 3.70% 2027	3,850	4,083
Berkshire Hathaway Finance Corp. 4.20% 2048	2,000	2,347
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,562
BMW Finance NV 2.40% 2024[3]	3,000	3,004
Boeing Co. 3.10% 2026	4,067	4,271
Boeing Co. 2.70% 2027	3,000	3,068
Boeing Co. 3.20% 2029	5,156	5,419
Boeing Co. 2.95% 2030	788	813
Boston Scientific Corp. 3.375% 2022	5,000	5,144
Boston Scientific Corp. 3.45% 2024	2,780	2,902
Boston Scientific Corp. 3.75% 2026	3,380	3,617
Boston Scientific Corp. 4.70% 2049	360	441
BP Capital Markets PLC 3.79% 2024	8,610	9,167
BP Capital Markets PLC 4.234% 2028	5,510	6,239
Bristol-Myers Squibb Co. 2.60% 2022[3]	338	343
Bristol-Myers Squibb Co. 2.90% 2024[3]	18,244	18,838
Bristol-Myers Squibb Co. 3.20% 2026[3]	2,254	2,365
Bristol-Myers Squibb Co. 3.40% 2029[3]	6,800	7,277
Bristol-Myers Squibb Co. 4.125% 2039[3]	2,122	2,411
Capital World Bond Fund — Page 10 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 4.25% 2049[3]	$2,117	$2,469
British American Tobacco International Finance PLC 2.75% 2020[3]	2,350	2,357
British American Tobacco PLC 2.764% 2022	3,110	3,141
British American Tobacco PLC 2.789% 2024	5,900	5,851
British American Tobacco PLC 3.215% 2026	4,902	4,861
British American Tobacco PLC 3.557% 2027	7,740	7,790
British American Tobacco PLC 3.462% 2029	5,900	5,785
British American Tobacco PLC 4.54% 2047	3,660	3,520
British American Tobacco PLC 4.758% 2049	6,476	6,345
Broadcom Inc. 4.75% 2029[3]	5,000	5,290
Broadcom Ltd. 3.00% 2022	15,000	15,151
Broadcom Ltd. 3.625% 2024	8,000	8,191
Broadcom Ltd. 3.875% 2027	4,325	4,351
Broadcom Ltd. 3.50% 2028	3,530	3,447
Brookfield Property REIT Inc. 5.75% 2026[3]	1,990	2,087
Cablevision Systems Corp. 6.75% 2021	5,425	5,859
Calpine Corp. 5.25% 2026[3]	1,580	1,641
Cameroon (Republic of) 9.50% 2025	300	329
Canadian Natural Resources Ltd. 3.85% 2027	6,840	7,222
Canadian Natural Resources Ltd. 4.95% 2047	1,320	1,563
Carrizo Oil & Gas Inc. 6.25% 2023	1,290	1,229
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,354
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[3]	2,550	2,619
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	2,000	2,115
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,870	2,948
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	10,540	11,106
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	1,450	1,655
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	1,200	1,283
Cenovus Energy Inc. 5.40% 2047	3,673	4,144
Centene Corp. 4.75% 2022	2,730	2,795
Centene Corp. 4.75% 2025	1,600	1,646
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[4]	347	348
CenturyLink, Inc. 6.75% 2023	3,125	3,430
CenturyLink, Inc. 7.50% 2024	1,250	1,401
CenturyLink, Inc., Series T, 5.80% 2022	3,300	3,494
CF Industries, Inc. 4.95% 2043	1,350	1,328
Chemours Co. 6.625% 2023	4,402	4,363
Chesapeake Energy Corp. 4.875% 2022	5,470	4,444
Chesapeake Energy Corp. 5.75% 2023	1,280	986
Chesapeake Energy Corp. 8.00% 2025	950	691
Chesapeake Energy Corp. 8.00% 2027	1,325	898
Chevron Corp. 2.954% 2026	5,480	5,736
Chevron Phillips Chemical Co. LLC 3.30% 2023[3]	155	159
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[1]	5,800	6,061
China Construction Bank Corp. 4.25% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.88% on 2/27/2024)[1]	2,000	2,093
Cigna Corp. 3.40% 2021	3,835	3,924
Cigna Corp. 3.75% 2023	8,612	9,014
Cigna Corp. 4.125% 2025	2,615	2,820
Cigna Corp. 4.375% 2028	3,868	4,248
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[1]	7,540	8,227
Citigroup Inc. 4.65% 2048	1,627	1,994
Cleveland-Cliffs Inc. 4.875% 2024[3]	5,150	5,253
Cleveland-Cliffs Inc. 5.75% 2025	3,871	3,813
Capital World Bond Fund — Page 11 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs Inc. 5.875% 2027[3]	$7,275	$6,908
CMS Energy Corp. 3.00% 2026	2,471	2,536
Colbun SA 4.50% 2024[3]	1,800	1,922
Colbun SA 3.95% 2027[3]	2,445	2,544
Colombia (Republic of) 4.50% 2026	750	820
Colombia (Republic of) 7.375% 2037	1,000	1,426
Colombia (Republic of) 5.20% 2049	12,200	14,774
Columbia Pipeline Partners LP 3.30% 2020	395	397
Comcast Corp. 3.95% 2025	4,395	4,789
Comcast Corp. 4.00% 2048	5,745	6,376
Comision Federal de Electricidad 4.875% 2024[3]	3,500	3,719
Comision Federal de Electricidad 4.75% 2027[3]	370	390
Compass Diversified Holdings 8.00% 2026[3]	3,090	3,283
Comstock Resources, Inc. 9.75% 2026	1,725	1,449
Conagra Brands, Inc. 4.30% 2024	4,750	5,100
Conagra Brands, Inc. 4.60% 2025	1,200	1,321
Conagra Brands, Inc. 5.40% 2048	5,137	6,108
Concho Resources Inc. 4.85% 2048	1,999	2,295
CONSOL Energy Inc. 5.875% 2022	10,994	10,609
Consolidated Edison Co. of New York, Inc. 3.125% 2027	1,458	1,535
Consolidated Energy Finance SA 6.50% 2026[3]	645	629
Constellation Brands, Inc. 2.65% 2022	7,000	7,083
Constellation Brands, Inc. 4.10% 2048	750	806
Consumers Energy Co. 3.10% 2050	4,118	4,135
Convey Park Energy LLC 7.50% 2025[3]	825	664
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,4]	6,380	6,519
Costa Rica (Republic of) 7.00% 2044	852	848
Crédit Agricole SA 4.375% 2025[3]	14,265	15,175
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,3]	9,995	10,536
CRH America, Inc. 5.125% 2045[3]	3,000	3,530
CSX Corp. 4.25% 2029	6,730	7,609
CVR Partners, LP 9.25% 2023[3]	2,575	2,694
CVS Health Corp. 2.80% 2020	1,900	1,909
CVS Health Corp. 3.35% 2021	4,432	4,505
CVS Health Corp. 3.70% 2023	3,130	3,260
CVS Health Corp. 4.30% 2028	4,354	4,713
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	350	350
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	300	298
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	28,225	28,508
DaimlerChrysler North America Holding Corp. 3.40% 2022[3]	3,370	3,449
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	2,000	2,072
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,716
Danske Bank AS 2.70% 2022[3]	7,200	7,234
DaVita HealthCare Partners Inc. 5.00% 2025	2,210	2,210
DCP Midstream Operating LP 4.95% 2022	1,605	1,661
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	1,145
Dianjian Haiyu Ltd. 3.50% (undated) (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 6/14/2022)[1]	2,578	2,570
Dianjian Haiyu Ltd. 4.30% (undated) (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.451% on 6/20/2024)[1]	1,722	1,756
Dianjian International Finance Ltd., 4.60% (undated) (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[1]	3,242	3,336
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.813% 2023[6,7]	458	432
Diebold, Inc. 8.50% 2024	1,875	1,774
Dominican Republic 7.50% 2021[3]	7,000	7,324
Capital World Bond Fund — Page 12 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.50% 2025[3]	$6,500	$6,874
Dominican Republic 5.50% 2025	1,888	1,997
Dominican Republic 6.875% 2026	4,150	4,695
Dominican Republic 8.625% 2027[3]	1,000	1,200
Dominican Republic 6.00% 2028[3]	555	607
Dominican Republic 6.85% 2045	1,570	1,754
Dominican Republic 6.85% 2045[3]	230	257
Dominican Republic 6.40% 2049[3]	10,038	10,716
Dow Chemical Co. 4.125% 2021	4,000	4,147
Dow Chemical Co. 4.55% 2025[3]	500	550
Dow Chemical Co. 3.625% 2026[3]	132	138
Dow Chemical Co. 4.80% 2028[3]	385	435
Dow Chemical Co. 5.55% 2048[3]	725	881
Dow Chemical Co. 4.80% 2049[3]	1,000	1,106
DowDuPont Inc. 4.205% 2023	3,500	3,755
DowDuPont Inc. 4.725% 2028	4,100	4,698
DP World Crescent 4.848% 2028[3]	2,925	3,218
DTE Electric Co. 3.375% 2025	550	582
DTE Electric Co. 3.70% 2045	1,198	1,306
DTE Electric Co. 3.75% 2047	4,118	4,554
DTE Energy Co. 3.95% 2049	2,880	3,309
Duke Energy Carolinas, Inc. 2.95% 2026	1,458	1,512
Duke Energy Indiana, Inc. 3.25% 2049	625	625
Duke Energy Progress, LLC 3.70% 2028	6,150	6,757
Duke Energy Progress, LLC 3.45% 2029	135	146
Duke Energy Progress, LLC 3.60% 2047	3,461	3,667
Dun & Bradstreet Corp. 6.875% 2026[3]	1,080	1,179
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.054% 2026[6,7]	1,295	1,305
Edison International 5.75% 2027	2,040	2,296
Edison International 4.125% 2028	2,040	2,093
EDP Finance BV 5.25% 2021[3]	2,500	2,584
EDP Finance BV 3.625% 2024[3]	3,000	3,106
Egypt (Arab Republic of) 5.75% 2020	9,200	9,319
Egypt (Arab Republic of) 5.875% 2025	2,000	2,052
Egypt (Arab Republic of) 7.50% 2027[3]	10,300	11,092
Electricité de France SA 3.625% 2025[3]	600	635
Electricité de France SA 4.50% 2028[3]	1,722	1,923
Electricité de France SA 4.75% 2035[3]	4,039	4,580
Electricité de France SA 4.875% 2038[3]	3,592	4,183
Electricité de France SA 4.875% 2044[3]	325	379
Electricité de France SA 4.95% 2045[3]	206	243
Electricité de France SA 5.00% 2048[3]	573	689
Electricité de France SA 5.25% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 10-year + 3.709% on 1/29/2023)[1,3]	3,150	3,227
EMD Finance LLC 2.40% 2020[3]	6,565	6,565
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	5,000	5,495
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,225
Empresas Publicas de Medellin E.S.P. 4.25% 2029[3]	4,935	5,201
ENA Norte Trust 4.95% 2028[3]	4,596	4,757
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,895
Enbridge Energy Partners, LP 5.20% 2020	5,125	5,190
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,515
Enbridge Energy Partners, LP 7.375% 2045	3,975	5,895
Enbridge Inc. 3.70% 2027	6,700	7,086
Encompass Health Corp. 4.50% 2028	480	486
Capital World Bond Fund — Page 13 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Endo International PLC 5.75% 2022[3]	$6,075	$3,949
Endo International PLC 6.00% 2025[1,3]	3,160	1,872
Enel Chile SA 4.875% 2028	1,435	1,619
Enel Finance International SA 2.75% 2023[3]	21,600	21,751
Enel Finance International SA 3.50% 2028[3]	7,600	7,791
Enel Finance International SA 6.00% 2039[3]	4,740	5,933
Enel Società per Azioni 8.75% 2073[1,3]	10,000	11,762
Energy Transfer Partners, LP 4.20% 2027	12,190	12,834
Energy Transfer Partners, LP 5.30% 2047	550	593
Energy Transfer Partners, LP 5.40% 2047	690	754
Energy Transfer Partners, LP 6.00% 2048	3,997	4,732
Energy Transfer Partners, LP 6.25% 2049	3,856	4,688
EPR Properties 3.75% 2029	2,900	2,904
Equinor ASA 3.625% 2028	8,345	9,248
Essex Portfolio LP 3.625% 2022	1,420	1,470
Essex Portfolio LP 3.25% 2023	2,870	2,953
Essex Portfolio LP 3.875% 2024	3,360	3,546
Essex Portfolio LP 4.00% 2029	1,200	1,312
Euramax International, Inc. 12.00% 2020[3]	3,675	3,652
European Investment Bank 2.25% 2022	4,600	4,666
Eversource Energy 3.30% 2028	470	488
Eversource Energy 4.25% 2029	3,995	4,463
Exelon Corp. 3.95% 2025	528	567
Export Credit Bank of Turkey 5.375% 2021[3]	4,660	4,657
Extraction Oil & Gas, Inc. 5.625% 2026[3]	2,475	1,528
Exxon Mobil Corp. 3.095% 2049	3,170	3,200
Fannie Mae 6.50% 2047[4]	71	76
Fannie Mae 6.50% 2047[4]	25	27
Fannie Mae 7.00% 2047[4]	38	43
Fannie Mae Pool #BK7375 3.00% 2033[4]	465	477
Fannie Mae Pool #BK9621 3.00% 2033[4]	416	426
Fannie Mae Pool #826003 6.00% 2035[4]	42	46
Fannie Mae Pool #964204 5.50% 2038[4]	1,057	1,192
Fannie Mae Pool #BC7599 4.00% 2046[4]	4,771	5,035
Fannie Mae Pool #BC8578 4.00% 2046[4]	1,147	1,212
Fannie Mae Pool #CA0487 3.50% 2047[4]	511	529
Fannie Mae Pool #MA3467 4.00% 2048[4]	39,939	41,586
Fannie Mae Pool #FM1437 4.00% 2048[4]	22,824	23,795
Fannie Mae Pool #MA3495 4.00% 2048[4]	13,765	14,332
Fannie Mae Pool #MA3521 4.00% 2048[4]	6,291	6,543
Fannie Mae Pool #BN2846 4.00% 2048[4]	809	841
Fannie Mae Pool #BK0920 4.00% 2048[4]	318	332
Fannie Mae Pool #MA3384 4.00% 2048[4]	173	180
Fannie Mae Pool #BM2007 4.00% 2048[4]	161	167
Fannie Mae Pool #MA3443 4.00% 2048[4]	109	113
Fannie Mae Pool #BJ0639 4.00% 2048[4]	24	25
Fannie Mae Pool #MA3692 3.50% 2049[4]	142,375	146,542
Fannie Mae Pool #MA3775 3.50% 2049[4]	297	305
Fannie Mae Pool #CA3138 3.613% 2049[4,6]	12,814	13,203
Fannie Mae Pool #MA3776 4.00% 2049[4]	50,088	52,166
Fannie Mae Pool #MA3664 4.00% 2049[4]	50,225	52,104
Fannie Mae Pool #MA3804 4.00% 2049[4]	6,610	6,876
Fannie Mae Pool #BO2188 4.00% 2049[4]	6,487	6,749
Fannie Mae, Series 2001-4, Class GA, 9.156% 2025[4,6]	—[5]	—[5]
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	2,631	2,653
Capital World Bond Fund — Page 14 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[4]	$2,294	$2,321
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	415	378
First Quantum Minerals Ltd. 7.25% 2023[3]	5,325	5,272
First Quantum Minerals Ltd. 6.50% 2024[3]	1,226	1,175
First Quantum Minerals Ltd. 7.50% 2025[3]	9,775	9,677
First Quantum Minerals Ltd. 6.875% 2026[3]	1,175	1,125
FirstEnergy Corp. 3.90% 2027	9,319	9,939
FirstEnergy Corp. 3.50% 2028[3]	1,425	1,488
Florida Power & Light Co. 3.15% 2049	4,118	4,191
Ford Motor Credit Co. 2.597% 2019	8,485	8,485
Fox Corp. 4.03% 2024[3]	515	548
Fox Corp. 4.709% 2029[3]	3,420	3,907
France Télécom 9.00% 2031[1]	5,390	8,412
Freddie Mac 6.00% 2038[4]	42	46
Freddie Mac 3.50% 2048[4]	210	216
Freddie Mac 3.746% 2049[4,6]	2,468	2,547
Freddie Mac Pool #SB8002 3.00% 2034[4]	5,874	6,009
Freddie Mac Pool #SB8000 3.00% 2034[4]	749	766
Freddie Mac Pool #ZT1545 4.00% 2048[4]	143,194	148,504
Freddie Mac Pool #V85472 3.50% 2049[4]	7,898	8,158
Freddie Mac Pool #2B7343 3.801% 2049[4,6]	17,439	18,065
Freddie Mac Pool #ZN4802 4.00% 2049[4]	6,154	6,404
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	720	678
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	111	99
Freeport-McMoRan Inc. 3.55% 2022	7,113	7,149
Frontier Communications Corp. 11.00% 2025	19,155	8,751
FS Energy and Power Fund 7.50% 2023[3]	2,325	2,354
Gabonese Republic 6.95% 2025	1,750	1,746
Gaming and Leisure Properties, Inc. 3.35% 2024	514	519
Gaming and Leisure Properties, Inc. 4.00% 2030	1,331	1,344
Gazprom OJSC 5.999% 2021[3]	3,900	4,082
GE Capital International Funding Co. 4.418% 2035	1,771	1,861
General Dynamics Corp. 3.75% 2028	7,930	8,807
General Electric Capital Corp. 3.373% 2025	3,500	3,574
General Mills, Inc. 3.20% 2021	2,215	2,250
General Motors Co. 6.75% 2046	4,955	5,674
General Motors Financial Co. 3.55% 2022	1,850	1,890
General Motors Financial Co. 5.10% 2024	7,000	7,531
General Motors Financial Co. 4.00% 2026	1,000	1,013
Genesis Energy, LP 6.75% 2022	4,343	4,423
Genesis Energy, LP 6.50% 2025	920	900
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[3]	525	569
Ghana (Republic of) 8.95% 2051[3]	500	502
Global Payments Inc. 4.15% 2049	1,460	1,537
Gogo Inc. 9.875% 2024[3]	12,270	13,160
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,296
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,115	1,131
Goldman Sachs Group, Inc. 3.20% 2023	10,279	10,564
Goldman Sachs Group, Inc. 3.328% 2026[6]	3,600	3,621
Government National Mortgage Assn. 4.00% 2045[4]	8,607	9,122
Government National Mortgage Assn. 4.50% 2049[4,10]	2,455	2,566
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[4]	59,315	62,319
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[4]	29,123	30,683
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[4]	3,030	3,180
Groupe BPCE SA 5.70% 2023[3]	11,253	12,415
Capital World Bond Fund — Page 15 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 5.15% 2024[3]	$5,000	$5,479
Guardian Life Global Funding 2.90% 2024[3]	105	109
Guatemala (Republic of) 4.50% 2026	1,261	1,303
Guatemala (Republic of) 4.375% 2027	2,710	2,771
Guatemala (Republic of) 4.875% 2028	4,400	4,659
Gulf Power Co. 3.30% 2027	1,508	1,604
H.I.G. Capital, LLC 6.75% 2024[3]	968	899
Hanesbrands Inc. 4.625% 2024[3]	1,270	1,345
Hanesbrands Inc. 4.875% 2026[3]	1,105	1,173
Hardwoods Acquisition Inc. 7.50% 2021[3]	959	566
Harris Corp. 2.70% 2020	680	681
Hartford Financial Services Group, Inc. 2.80% 2029	3,000	2,997
Hartford Financial Services Group, Inc. 3.60% 2049	250	253
HCA Inc. 5.875% 2023	875	965
HealthSouth Corp. 5.75% 2025	4,130	4,330
Hertz Global Holdings Inc. 7.625% 2022[3]	6,725	7,011
Holcim Ltd. 6.00% 2019[3]	3,222	3,248
Holcim Ltd. 5.15% 2023[3]	2,500	2,689
Home Depot, Inc. 2.95% 2029	1,615	1,697
Honduras (Republic of) 8.75% 2020	8,427	9,017
Honduras (Republic of) 6.25% 2027	3,152	3,424
Honeywell International Inc. 2.30% 2024	2,200	2,235
Honeywell International Inc. 2.70% 2029	4,408	4,558
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	4,750	5,077
Hungary 5.375% 2024	25,400	28,724
Hyundai Capital America 2.55% 2020[3]	11,225	11,225
Hyundai Capital America 3.25% 2022[3]	2,104	2,135
Icahn Enterprises Finance Corp. 6.25% 2022	3,275	3,368
Indonesia (Republic of) 4.875% 2021	4,300	4,463
Indonesia (Republic of) 3.75% 2022	16,525	17,062
Indonesia (Republic of) 3.375% 2023	2,600	2,669
Indonesia (Republic of) 4.75% 2026	21,600	23,859
Indonesia (Republic of) 6.75% 2044	950	1,366
Indonesia (Republic of) 6.75% 2044[3]	925	1,330
Inmarsat PLC 4.875% 2022[3]	7,550	7,680
Inmarsat PLC 6.50% 2024[3]	1,000	1,052
Intelsat Jackson Holding Co. 8.50% 2024[3]	8,325	8,406
International Business Machines Corp. 3.50% 2029	5,000	5,373
Interstate Power and Light Co. 3.25% 2024	7,929	8,276
Intesa Sanpaolo SpA 5.017% 2024[3]	16,925	17,438
IPALCO Enterprises, Inc. 3.70% 2024	275	285
Iraq (Republic of) 6.752% 2023[3]	2,200	2,256
Jaguar Holding Co. 6.375% 2023[3]	2,000	2,072
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,495
Jersey Central Power & Light Co. 4.30% 2026[3]	560	614
Jonah Energy LLC 7.25% 2025[3]	1,100	379
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	4,810	4,945
JPMorgan Chase & Co. 2.40% 2021	1,100	1,107
JPMorgan Chase & Co. 2.55% 2021	11,700	11,779
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[1]	23,983	25,325
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	4,415	4,404
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[1]	29,328	29,187
Kazakhstan (Republic of) 3.875% 2024	575	612
Kazakhstan (Republic of) 4.875% 2044	550	663
Kenya (Republic of) 6.875% 2024	2,690	2,844
Capital World Bond Fund — Page 16 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Kenya (Republic of) 8.25% 2048	$600	$614
Keurig Dr Pepper Inc. 4.057% 2023	5,500	5,823
Keurig Dr Pepper Inc. 4.417% 2025	1,105	1,208
Keurig Dr Pepper Inc. 4.597% 2028	9,325	10,492
Keurig Dr Pepper Inc. 5.085% 2048	8,775	10,376
Kinder Morgan Energy Partners, LP 3.50% 2023	750	777
Kinder Morgan Energy Partners, LP 4.15% 2024	1,410	1,501
Kinder Morgan, Inc. 3.15% 2023	1,750	1,794
Korea Housing Finance Corp. 2.50% 2020[3,4]	10,700	10,753
Korea Housing Finance Corp. 2.00% 2021[3,4]	12,275	12,212
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.503% 2024[6,7]	3,650	3,718
Kuwait (State of) 2.75% 2022[3]	16,650	16,894
Leader Goal International Ltd. 4.25%[1]	1,800	1,831
Liberty Global PLC 5.50% 2028[3]	1,175	1,222
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.22% 2020 (100% PIK)[6,7,11]	3,553	2,828
Lima Metro Line 2 Finance Ltd. 5.875% 2034	7,300	8,055
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	9,385	10,356
Lima Metro Line 2 Finance Ltd. 4.35% 2036[3]	3,300	3,527
Lithuania (Republic of) 7.375% 2020	9,400	9,577
Lithuania (Republic of) 6.625% 2022[3]	2,000	2,210
Lloyds Banking Group PLC 3.75% 2027	13,770	14,296
Lloyds Banking Group PLC 4.375% 2028	1,150	1,250
Lockheed Martin Corp. 2.50% 2020	940	944
Lockheed Martin Corp. 3.10% 2023	740	764
Lowe’s Companies, Inc. 3.65% 2029	3,436	3,678
Lowe’s Companies, Inc. 4.55% 2049	1,813	2,098
LSB Industries, Inc. 9.625% 2023[3]	3,280	3,477
LSC Communications, Inc. 8.75% 2023[3]	1,425	1,047
LYB International Finance III, LLC 4.20% 2049	332	330
Mallinckrodt PLC 4.875% 2020[3]	11,545	7,216
Mallinckrodt PLC 5.75% 2022[3]	885	336
Marsh & McLennan Companies, Inc. 3.875% 2024	370	395
Marsh & McLennan Companies, Inc. 4.375% 2029	160	181
Marsh & McLennan Companies, Inc. 4.75% 2039	500	605
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.794% 2024[6,7]	1,201	1,205
McDermott International, Inc. 10.625% 2024[3]	2,810	681
McDonald’s Corp. 3.35% 2023	6,285	6,564
MDC Partners Inc. 6.50% 2024[3]	1,770	1,622
Metropolitan Life Global Funding I 2.40% 2021[3]	2,000	2,010
Metropolitan Life Global Funding I 3.45% 2021[3]	2,500	2,569
Metropolitan Life Global Funding I 3.375% 2022[3]	500	515
Metropolitan Life Global Funding I 3.45% 2026[3]	2,310	2,485
Metropolitan Life Global Funding I 3.00% 2027[3]	1,650	1,717
Mexican Government 5.50% 2046	415	414
Mexican Government 5.50% 2047	1,967	1,961
Mexican Government 5.50% 2047[3]	287	286
MGM Resorts International 7.75% 2022	2,500	2,803
Microsoft Corp. 3.30% 2027	14,000	15,104
Mineral Resources Ltd. 8.125% 2027[3]	500	516
Mississippi Power Co. 3.95% 2028	5,302	5,788
Mississippi Power Co. 4.25% 2042	6,176	6,704
Molina Healthcare, Inc. 5.375% 2022	7,760	8,255
Molina Healthcare, Inc. 4.875% 2025[3]	2,662	2,685
Molson Coors Brewing Co. 3.00% 2026	3,300	3,335
Molson Coors Brewing Co. 4.20% 2046	1,600	1,621
Capital World Bond Fund — Page 17 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 4.25% 2022	$5,700	$5,973
Morocco (Kingdom of) 4.25% 2022[3]	2,500	2,620
Morocco (Kingdom of) 5.50% 2042	10,000	11,979
Morocco (Kingdom of) 5.50% 2042[3]	1,500	1,797
National Grid PLC 3.15% 2027[3]	1,105	1,146
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,3]	5,000	5,137
Navient Corp. 6.50% 2022	2,140	2,284
Navient Corp. 5.50% 2023	10,615	11,000
Navient Corp. 6.125% 2024	375	391
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[3]	10,725	11,051
New York Life Global Funding 2.30% 2022[3]	3,000	3,018
New York Life Global Funding 3.00% 2028[3]	500	523
New York State Electric & Gas Corp. 3.25% 2026[3]	3,000	3,122
NGL Energy Partners LP 6.125% 2025	5,185	4,965
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,000	2,111
Niagara Mohawk Power Corp. 4.278% 2034[3]	3,000	3,466
Nigeria (Republic of) 6.375% 2023	4,925	5,181
Nigeria (Republic of) 6.50% 2027[3]	1,965	1,992
Nigeria (Republic of) 7.625% 2047	760	752
Nigeria (Republic of) 9.248% 2049	1,740	1,948
Noble Corp. PLC 7.95% 2025[1]	1,350	861
Noble Corp. PLC 8.95% 2045[1]	1,525	762
Noble Energy, Inc. 3.25% 2029	2,640	2,619
Noble Energy, Inc. 4.95% 2047	2,285	2,499
Norbord Inc. 5.75% 2027[3]	2,340	2,404
Northern States Power Co. 2.20% 2020	18	18
Northern States Power Co. 2.90% 2050	4,118	3,996
Northrop Grumman Corp. 2.55% 2022	1,195	1,212
Northrop Grumman Corp. 3.25% 2028	7,745	8,137
Nova Chemicals Corp. 5.25% 2027[3]	2,700	2,820
Nuveen, LLC 4.00% 2028[3]	545	609
Oasis Petroleum Inc. 6.875% 2022	2,720	2,550
Occidental Petroleum Corp. 3.50% 2029	8,597	8,736
Occidental Petroleum Corp. 4.40% 2049	3,692	3,802
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[3,11]	34	9
Oman (Sultanate of) 5.375% 2027	1,400	1,380
Oracle Corp. 2.65% 2026	9,890	10,103
Oracle Corp. 3.25% 2027	8,084	8,581
Owens & Minor, Inc. 3.875% 2021	4,525	4,412
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.60% 2025[6,7]	1,983	1,753
Pacific Gas and Electric Co. 3.50% 2020[8]	1,407	1,418
Pacific Gas and Electric Co. 3.85% 2023[8]	5,791	5,849
Pacific Gas and Electric Co. 4.25% 2023[3,8]	14,553	15,062
Pacific Gas and Electric Co. 3.75% 2024[8]	2,907	2,951
Pacific Gas and Electric Co. 3.50% 2025[8]	2,512	2,512
Pacific Gas and Electric Co. 2.95% 2026[8]	1,811	1,793
Pacific Gas and Electric Co. 3.30% 2027[8]	10,836	10,782
Pacific Gas and Electric Co. 4.65% 2028[3,8]	6,937	7,388
Pacific Gas and Electric Co. 3.95% 2047[8]	5,370	5,222
PacifiCorp., First Mortgage Bonds, 3.50% 2029	4,000	4,366
Pakistan (Islamic Republic of) 6.75% 2019	9,300	9,346
Pakistan (Islamic Republic of) 5.50% 2021[3]	11,350	11,409
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,330
Pakistan (Islamic Republic of) 8.25% 2025	6,700	7,256
Pakistan (Islamic Republic of) 6.875% 2027	3,150	3,113
Capital World Bond Fund — Page 18 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 3.75% 2026[3]	$8,000	$8,460
Panama (Republic of) 4.50% 2047	3,190	3,788
Panama (Republic of) 4.50% 2050	2,465	2,927
Par Pharmaceutical Companies Inc. 7.50% 2027[3]	3,220	2,938
Paraguay (Republic of) 4.625% 2023	5,210	5,493
Paraguay (Republic of) 5.00% 2026	1,450	1,584
Paraguay (Republic of) 4.70% 2027[3]	1,705	1,849
Paraguay (Republic of) 4.70% 2027	475	515
Paraguay (Republic of) 5.60% 2048[3]	13,405	15,550
Parker-Hannifin Corp. 2.70% 2024	1,650	1,683
Parker-Hannifin Corp. 3.25% 2029	2,070	2,161
Parker-Hannifin Corp. 4.00% 2049	400	443
PayPal Holdings, Inc. 2.85% 2029	3,495	3,514
Peabody Energy Corp. 6.00% 2022[3]	1,300	1,313
Pernod Ricard SA 4.45% 2022[3]	6,000	6,297
Peru (Republic of) 6.55% 2037	1,012	1,481
Peru (Republic of) 5.625% 2050	1,275	1,871
Petrobras Global Finance Co. 8.75% 2026	650	834
Petrobras Global Finance Co. 5.093% 2030[3]	576	602
Petróleos Mexicanos 5.35% 2028	3,835	3,674
Petróleos Mexicanos 6.84% 2030[3]	5,948	6,162
Petróleos Mexicanos 6.35% 2048	3,571	3,295
PetSmart, Inc. 5.875% 2025[3]	7,316	7,316
PetSmart, Inc. 8.875% 2025[3]	9,590	9,134
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 5.04% 2022[6,7]	2,468	2,384
Pfizer Inc. 2.95% 2024	1,000	1,040
Philip Morris International Inc. 2.875% 2024	3,831	3,934
Pisces Parent LLC 8.00% 2026[3]	3,870	3,822
PNC Bank 2.30% 2020	3,820	3,826
PNC Bank 2.60% 2020	1,250	1,255
Poland (Republic of) 4.00% 2024	4,905	5,320
Poland (Republic of) 3.25% 2026	11,250	11,976
Praxair, Inc. 3.00% 2021	450	459
PRICOA Global Funding I 3.45% 2023[3]	475	498
Principal Financial Group, Inc. 3.70% 2029	390	421
Prudential Financial, Inc. 3.905% 2047	250	269
Prudential Financial, Inc. 4.35% 2050	1,950	2,240
Prudential Financial, Inc. 3.70% 2051	250	259
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[1]	2,550	2,746
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	1,942
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	3,575	3,757
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[3]	1,555	1,904
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[3]	655	850
Public Service Co. of Colorado 2.25% 2022	246	248
Public Service Electric and Gas Co. 3.20% 2029	4,118	4,384
Public Service Enterprise Group Inc. 2.875% 2024	1,725	1,772
Public Service Enterprise Group Inc. 3.20% 2049	2,756	2,826
Puget Energy, Inc. 6.50% 2020	4,118	4,313
Puget Energy, Inc. 5.625% 2022	224	240
Puget Energy, Inc. 3.65% 2025	1,574	1,617
Qatar (State of) 4.50% 2022[3]	3,500	3,686
Qatar (State of) 3.875% 2023[3]	3,355	3,553
Qatar (State of) 3.875% 2023	525	556
Qatar (State of) 4.50% 2028[3]	20,275	23,149
Qatar (State of) 4.00% 2029[3]	1,661	1,843
Capital World Bond Fund — Page 19 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Qatar (State of) 5.103% 2048[3]	$2,495	$3,195
QEP Resources, Inc. 5.25% 2023	490	457
QGOG Constellation SA 9.50% 2024[3,8,11]	5,384	2,342
R.R. Donnelley & Sons Co. 6.50% 2023	450	463
Range Resources Corp. 5.00% 2022	105	99
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3]	8,000	9,186
Rayonier Advanced Materials Inc. 5.50% 2024[3]	3,065	2,255
Realogy Corp. 5.25% 2021[3]	950	950
Realogy Corp. 4.875% 2023[3]	3,800	3,572
Realogy Corp. 9.375% 2027[3]	1,535	1,434
Reynolds American Inc. 3.25% 2020	11,130	11,202
Reynolds American Inc. 5.85% 2045	3,540	3,925
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.294% 2023[6,7,9,12]	1,353	1,346
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	15,000	16,079
Russian Federation 4.25% 2027	1,600	1,705
Russian Federation 4.375% 2029[3]	400	429
Russian Federation 5.25% 2047	2,800	3,332
Russian Federation 5.25% 2047[3]	400	476
Ryerson Inc. 11.00% 2022[3]	2,675	2,829
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	51
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,945	4,024
San Diego Gas & Electric Co. 3.75% 2047	4,118	4,391
Santander Holdings USA, Inc. 4.45% 2021	19,225	20,085
Saudi Arabia (Kingdom of) 2.894% 2022[3]	8,800	8,936
Saudi Arabia (Kingdom of) 2.875% 2023	350	356
Saudi Arabia (Kingdom of) 3.628% 2027[3]	8,800	9,360
Saudi Arabia (Kingdom of) 3.625% 2028[3]	16,280	17,288
Saudi Arabia (Kingdom of) 3.625% 2028	5,800	6,159
SCANA Corp. 4.75% 2021	2,483	2,543
SCANA Corp. 4.125% 2022	2,430	2,509
Scentre Group 2.375% 2021[3]	1,425	1,423
Scentre Group 3.25% 2025[3]	1,395	1,431
Scentre Group 3.50% 2025[3]	3,250	3,372
Scentre Group 3.75% 2027[3]	2,020	2,133
Scientific Games Corp. 8.25% 2026[3]	2,305	2,461
Shell International Finance BV 3.50% 2023	22,076	23,411
Sherwin-Williams Co. 2.75% 2022	675	685
Sherwin-Williams Co. 3.125% 2024	850	879
Sherwin-Williams Co. 3.45% 2027	3,892	4,078
Sherwin-Williams Co. 2.95% 2029	1,500	1,507
Sherwin-Williams Co. 4.50% 2047	500	562
Shire PLC 2.40% 2021	17,963	18,052
Shire PLC 2.875% 2023	6,730	6,870
Shire PLC 3.20% 2026	1,690	1,745
Siemens AG 2.70% 2022[3]	1,780	1,809
Siemens AG 2.35% 2026[3]	8,881	8,859
Sirius XM Radio Inc. 3.875% 2022[3]	3,175	3,242
Sirius XM Radio Inc. 4.625% 2024[3]	1,715	1,782
SM Energy Co. 6.125% 2022	80	77
South Africa (Republic of) 5.50% 2020	9,300	9,409
Southern California Edison Co. 3.40% 2023	962	997
Southern California Edison Co. 3.50% 2023	812	847
Southern California Edison Co. 6.00% 2034	2,964	3,743
Southern California Edison Co. 5.35% 2035	3,625	4,300
Southern California Edison Co., Series C, 3.60% 2045	4,118	4,184
Capital World Bond Fund — Page 20 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Springleaf Finance Corp. 6.125% 2024	$3,425	$3,695
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	12,520	12,720
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,000	8,036
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	3,000	2,868
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[3]	600	574
Staples, Inc. 7.50% 2026[3]	8,750	9,037
Starwood Property Trust, Inc. 5.00% 2021	1,155	1,204
State Grid Overseas Investment Ltd. 3.50% 2027[3]	27,000	28,527
State Grid Overseas Investment Ltd. 3.50% 2027	1,850	1,955
Statoil ASA 3.25% 2024	1,050	1,113
Sunoco LP 4.875% 2023	400	411
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,3]	6,200	6,864
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[3]	15,410	16,608
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[3]	10,022	11,745
Talen Energy Corp. 10.50% 2026[3]	435	376
Talen Energy Corp. 7.25% 2027[3]	1,170	1,195
TD Ameritrade Holding Corp. 2.75% 2029	725	730
Team Health Holdings, Inc. 6.375% 2025[3]	5,675	3,950
Teco Finance, Inc. 5.15% 2020	270	273
Teekay Corp. 9.25% 2022[3]	2,915	2,981
Teekay Offshore Partners LP 8.50% 2023[3]	3,100	3,077
Tencent Holdings Ltd. 3.80% 2025	5,600	5,908
Tencent Holdings Ltd. 3.595% 2028	2,700	2,827
Tencent Holdings Ltd. 3.975% 2029[3]	1,100	1,181
Tencent Holdings Ltd. 3.975% 2029	750	805
Tenet Healthcare Corp. 4.625% 2024	1,399	1,443
Tenet Healthcare Corp. 4.875% 2026[3]	11,075	11,380
Teva Pharmaceutical Finance Co. BV 2.20% 2021	635	583
Teva Pharmaceutical Finance Co. BV 2.80% 2023	13,566	11,005
Teva Pharmaceutical Finance Co. BV 6.00% 2024	6,781	5,870
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,935	12,599
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	17,498
Thomson Reuters Corp. 4.30% 2023	4,250	4,535
Thomson Reuters Corp. 5.65% 2043	2,980	3,572
Toronto-Dominion Bank 2.65% 2024	300	306
Toyota Motor Credit Corp. 3.20% 2027	4,830	5,166
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,738
TPC Group Inc. 10.50% 2024[3]	1,115	1,168
TransCanada PipeLines Ltd. 4.25% 2028	8,175	9,046
Transocean Inc. 9.00% 2023[3]	1,493	1,555
Travelers Companies, Inc. 4.00% 2047	2,195	2,519
Travelers Companies, Inc. 4.10% 2049	500	585
Trilogy International Partners, LLC 8.875% 2022[3]	7,725	7,397
Tronox Ltd. 6.50% 2026[3]	1,915	1,834
Turkey (Republic of) 7.00% 2020	1,925	1,974
Turkey (Republic of) 6.25% 2022	4,915	5,050
Turkey (Republic of) 7.25% 2023	6,010	6,366
Turkey (Republic of) 5.75% 2024	13,500	13,483
Turkey (Republic of) 4.875% 2043	625	503
Turkey (Republic of) 5.75% 2047	1,875	1,639
U.S. Treasury 2.375% 2020	21,000	21,063
U.S. Treasury 2.375% 2021	150	151
U.S. Treasury 1.50% 2022	20,000	19,957
U.S. Treasury 1.375% 2023	14,040	13,941
Capital World Bond Fund — Page 21 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2023	$3,770	$3,743
U.S. Treasury 1.625% 2023	18,000	18,031
U.S. Treasury 1.75% 2023	22,700	22,839
U.S. Treasury 2.50% 2023	75,300	77,684
U.S. Treasury 2.625% 2023	45,100	46,663
U.S. Treasury 2.75% 2023	25,290	26,321
U.S. Treasury 2.75% 2023	24,000	25,002
U.S. Treasury 2.75% 2023	2,790	2,912
U.S. Treasury 2.875% 2023	260	274
U.S. Treasury 1.25% 2024	30,000	29,587
U.S. Treasury 1.50% 2024	6,000	5,986
U.S. Treasury 1.75% 2024	110	111
U.S. Treasury 2.00% 2024	9,000	9,178
U.S. Treasury 2.00% 2024	7,800	7,950
U.S. Treasury 2.00% 2024	3,700	3,775
U.S. Treasury 2.25% 2024	141,000	145,293
U.S. Treasury 2.375% 2024	6,040	6,251
U.S. Treasury 2.75% 2025	68,290	72,590
U.S. Treasury 2.875% 2025	27,270	29,290
U.S. Treasury 2.875% 2025	72	77
U.S. Treasury 1.875% 2026	3,000	3,050
U.S. Treasury 2.125% 2026	18,500	19,091
U.S. Treasury 2.25% 2026	1,600	1,663
U.S. Treasury 2.25% 2027	88,200	92,260
U.S. Treasury 2.25% 2027	17,500	18,259
U.S. Treasury 2.75% 2028[13]	134,857	146,478
U.S. Treasury 2.875% 2028	53,600	58,852
U.S. Treasury 1.625% 2029	22,209	22,115
U.S. Treasury 2.375% 2029	14,550	15,457
U.S. Treasury 2.625% 2029	4,750	5,143
U.S. Treasury 2.75% 2047[13]	1,665	1,887
U.S. Treasury 3.00% 2048[13]	45,930	54,659
U.S. Treasury 3.00% 2048[13]	9,110	10,824
U.S. Treasury 3.125% 2048	736	895
U.S. Treasury 2.25% 2049	1,270	1,307
U.S. Treasury 2.875% 2049	4,167	4,864
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	992	1,005
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	28,669	29,091
U.S. Treasury Inflation-Protected Security 2.375% 2025[2,13]	7,486	8,343
U.S. Treasury Inflation-Protected Security 0.25% 2029[2]	74,449	75,219
U.S. Treasury Inflation-Protected Security 0.875% 2029[2,13]	489,324	520,319
U.S. Treasury Inflation-Protected Security 1.375% 2044[2,13]	42,437	50,979
U.S. Treasury Inflation-Protected Security 0.875% 2047[2,13]	2,126	2,314
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,13]	184,963	209,624
Ukraine Government 7.75% 2021	1,460	1,523
Ukraine Government 7.75% 2027	2,300	2,399
Ukraine Government 7.375% 2032[3]	810	816
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[11]	3,307	480
UniCredit SpA 5.861% 2032[1,3]	28,820	29,738
UniCredit SpA 7.296% 2034 (5-year USD ICE Swap + 4.914% on 4/2/2029)[1,3]	14,405	16,281
Uniform Mortgage-Backed Security 3.00% 2034[4,10]	199	204
Uniform Mortgage-Backed Security 4.00% 2049[4,10]	535	555
Union Pacific Corp. 3.95% 2028	1,000	1,105
Union Pacific Corp. 3.70% 2029	4,000	4,364
Union Pacific Corp. 4.30% 2049	1,550	1,811
Capital World Bond Fund — Page 22 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Unisys Corp. 10.75% 2022[3]	$1,850	$2,030
United Mexican States 3.75% 2028	3,938	4,063
United Mexican States 4.75% 2044	1,122	1,217
United Technologies Corp. 3.35% 2021	3,000	3,078
United Technologies Corp. 3.65% 2023	5,500	5,821
United Technologies Corp. 4.125% 2028	4,100	4,644
UnitedHealth Group Inc. 2.70% 2020	2,330	2,343
UnitedHealth Group Inc. 2.125% 2021	10,000	10,029
UnitedHealth Group Inc. 3.75% 2025	2,160	2,326
Univision Communications Inc. 5.125% 2023[3]	4,900	4,912
Valaris PLC 7.75% 2026	3,850	2,080
Valaris PLC 5.75% 2044	1,305	561
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	6,925	7,202
Valeant Pharmaceuticals International, Inc. 9.25% 2026[3]	7,085	8,068
VEB Finance Ltd. 6.902% 2020[3]	6,600	6,801
Venator Materials Corp. 5.75% 2025[3]	4,400	3,729
Venezuela (Bolivarian Republic of) 7.00% 2018[8]	60	7
Venezuela (Bolivarian Republic of) 7.75% 2019[8]	1,074	121
Venezuela (Bolivarian Republic of) 6.00% 2020[8]	883	99
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	80	9
Venezuela (Bolivarian Republic of) 9.00% 2023[8]	1,289	145
Venezuela (Bolivarian Republic of) 8.25% 2024[8]	279	31
Venezuela (Bolivarian Republic of) 7.65% 2025[8]	120	13
Venezuela (Bolivarian Republic of) 11.75% 2026[8]	60	7
Venezuela (Bolivarian Republic of) 9.25% 2027[8]	159	18
Venezuela (Bolivarian Republic of) 9.25% 2028[8]	2,498	281
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	99	11
Venezuela (Bolivarian Republic of) 7.00% 2038[8]	99	11
Veritas Holdings Ltd. 7.50% 2023[3]	2,000	1,987
Veritas Holdings Ltd. 10.50% 2024[3]	1,160	1,102
Vinci SA 3.75% 2029[3]	6,844	7,499
Vine Oil & Gas LP 8.75% 2023[3]	600	276
Virgin Australia Holdings Ltd. 8.50% 2019[3]	1,150	1,153
Virginia Electric and Power Co. 3.10% 2025	2,334	2,431
Vodafone Group PLC 4.375% 2028	1,450	1,603
Vodafone Group PLC 5.25% 2048	2,375	2,758
Vodafone Group PLC 4.25% 2050	3,000	3,071
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	2,320	2,320
Volkswagen Group of America Finance, LLC 3.875% 2020[3]	9,600	9,758
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	9,114	9,422
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	14,700	15,673
Volkswagen Group of America Finance, LLC 2.85% 2024[3]	1,124	1,131
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	6,345	7,000
Volkswagen Group of America Finance, LLC 4.75% 2028[3]	2,000	2,227
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,187
Wal-Mart Stores, Inc. 2.35% 2022	4,500	4,568
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,134
Wal-Mart Stores, Inc. 2.85% 2024	13,202	13,737
Wal-Mart Stores, Inc. 3.05% 2026	1,895	2,010
Wal-Mart Stores, Inc. 3.70% 2028	3,845	4,269
Warrior Met Coal, Inc. 8.00% 2024[3]	2,537	2,640
WEA Finance LLC 3.25% 2020[3]	3,795	3,834
Weatherford International LLC 9.875% 2025[8]	1,050	367
Weatherford International Ltd., Term Loan, (3-month USD-LIBOR + 3.00%) 5.07% 2020[6,7,9]	4,896	4,908
Weatherford International PLC 4.50% 2022[8]	660	231
Capital World Bond Fund — Page 23 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 8.25% 2023[8]	$11,475	$4,131
Weatherford International PLC 9.875% 2024[8]	1,000	362
Weatherford International PLC 6.50% 2036[8]	2,125	744
Weatherford International PLC 6.75% 2040[8]	1,985	700
Westinghouse Air Brake Technologies Corp. 4.40% 2024[1]	928	989
Westlake Chemical Corp. 5.00% 2046	260	280
Westlake Chemical Corp. 4.375% 2047	1,005	990
Williams Partners LP 4.125% 2020	1,625	1,651
WM. Wrigley Jr. Co. 3.375% 2020[3]	2,270	2,303
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	4,825	4,976
Wynn Resorts Ltd. 5.125% 2029[3]	506	531
Xcel Energy Inc. 4.00% 2028	272	300
YES Bank Ltd. 3.75% 2023	3,215	2,803
Ziggo Bond Finance BV 5.50% 2027[3]	3,475	3,640
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,129
		5,680,010
Total bonds, notes & other debt instruments (cost: $12,660,015,000)		12,954,159
Convertible bonds 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022[3]	423	506
Total convertible bonds (cost: $423,000)		506
Convertible stocks 0.02% U.S. dollars 0.02%	Shares
Associated Materials, LLC, convertible preferred, 14.00% 2020[9,12]	2,750	2,741
Total convertible stocks (cost: $2,640,000)		2,741
Common stocks 0.01% U.S. dollars 0.01%
Tribune Resources, Inc.[9,14]	514,396	1,157
Advanz Pharma Corp.[14,15]	52,958	636
Advanz Pharma Corp.[14]	19,614	235
Corporate Risk Holdings I, Inc.[9,12,14]	91,424	11
Total common stocks (cost: $5,990,000)		2,039
Rights & warrants 0.00% U.S. dollars 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[9,12,14]	173,187	13
Tribune Resources, Inc., Class B, warrants, expire 2023[9,12,14]	134,701	7
Tribune Resources, Inc., Class C, warrants, expire 2023[9,12,14]	126,325	5
Associated Materials, LLC, warrants, expire 2023[9,12,14]	39,066	—
Total rights & warrants (cost: $26,000)		25
Capital World Bond Fund — Page 24 of 35

unaudited
Short-term securities 4.99% Other short-term securities 3.13%	Principal amount (000)	Value (000)
Argentinian Treasury Bills (16.29%)–2.81% due 7/30/2020–7/31/2020	ARS390,408	$3,278
Egyptian Treasury Bills 13.71%–15.75% due 10/8/2019–4/7/2020	EGP593,100	35,358
Greek Treasury Bill 0.41% due 12/6/2019	€51,350	55,975
Italian Treasury Bill 0.06% due 5/14/2020	17,460	19,056
Japanese Treasury Bill (0.09%) due 11/11/2019	¥22,885,000	211,696
Nigerian Treasury Bills 12.23%–14.34% due 10/3/2019–3/5/2020	NGN25,010,350	66,841
United Kingdom Treasury Bills 0.72% due 10/14/2019–10/21/2019	£34,880	42,876
		435,080
Money market investments 1.86%	Shares
Capital Group Central Cash Fund 2.07%[16]	2,588,663	258,841
Total short-term securities (cost: $711,748,000)		693,921
Total investment securities 98.12% (cost: $13,380,842,000)		13,653,391
Other assets less liabilities 1.88%		261,144
Net assets 100.00%		$13,914,535
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 9/30/2019[18] (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
90 Day Euro Dollar Futures	Long	106	December 2019	$26,500	$25,981	$43
90 Day Euro Dollar Futures	Long	31	March 2020	7,750	7,621	(6)
90 Day Euro Dollar Futures	Short	2,845	September 2020	(711,250)	(700,759)	(1,036)
90 Day Euro Dollar Futures	Short	106	December 2020	(26,500)	(26,109)	(60)
90 Day Euro Dollar Futures	Short	31	March 2021	(7,750)	(7,642)	10
2 Year Euro-Schatz Futures	Long	281	December 2019	€28,100	34,404	(71)
2 Year U.S. Treasury Note Futures	Short	407	January 2020	$(81,400)	(87,709)	49
5 Year Euro-Bobl Futures	Long	590	December 2019	€59,000	87,232	(409)
5 Year U.S. Treasury Note Futures	Long	5,876	January 2020	$587,600	700,116	(1,755)
10 Year Euro-Bund Futures	Short	155	December 2019	€(15,500)	(29,438)	324
10 Year U.S. Treasury Note Futures	Short	1,227	December 2019	$(122,700)	(159,893)	1,227
10 Year Ultra U.S. Treasury Note Futures	Short	1,295	December 2019	(129,500)	(184,416)	1,905
20 Year U.S. Treasury Bond Futures	Long	1,091	December 2019	109,100	177,083	(2,650)
30 Year Euro-Buxl Futures	Long	219	December 2019	€21,900	51,917	(1,181)
30 Year Ultra U.S. Treasury Bond Futures	Short	193	December 2019	$(19,300)	(37,038)	(1,219)
						$(4,829)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD60,849	AUD87,000	Goldman Sachs	10/3/2019	$2,121
USD35,954	EUR32,335	Goldman Sachs	10/3/2019	703
EUR28,288	USD31,454	Goldman Sachs	10/3/2019	(615)
AUD131,250	USD89,350	Citibank	10/3/2019	(753)
USD55,414	EUR49,853	Citibank	10/4/2019	1,061
Capital World Bond Fund — Page 25 of 35

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
GBP36,418	USD44,652	Bank of America, N.A.	10/4/2019	$133
ZAR12,150	USD796	JPMorgan Chase	10/4/2019	6
USD1,631	ZAR24,650	JPMorgan Chase	10/4/2019	5
ZAR11,350	USD746	JPMorgan Chase	10/4/2019	3
USD366	GBP300	Goldman Sachs	10/4/2019	(3)
USD4,733	GBP3,860	Bank of America, N.A.	10/4/2019	(14)
JPY453,280	USD4,272	Standard Chartered Bank	10/4/2019	(79)
EUR7,090	USD7,845	Standard Chartered Bank	10/4/2019	(115)
USD19,489	THB600,600	Standard Chartered Bank	10/4/2019	(149)
JPY6,019,000	USD56,694	JPMorgan Chase	10/4/2019	(1,013)
EUR49,500	USD55,022	Citibank	10/4/2019	(1,053)
EUR245,175	USD272,240	Morgan Stanley	10/4/2019	(4,930)
GBP108,250	EUR118,955	JPMorgan Chase	10/7/2019	3,414
GBP31,900	EUR35,272	JPMorgan Chase	10/7/2019	769
USD27,132	EUR24,323	Bank of America, N.A.	10/7/2019	607
USD27,544	EUR24,800	Citibank	10/7/2019	499
USD4,261	EUR3,860	Bank of America, N.A.	10/7/2019	52
EUR30,420	PLN132,875	Citibank	10/7/2019	36
USD3,787	EUR3,440	JPMorgan Chase	10/7/2019	35
USD2,700	EUR2,455	UBS AG	10/7/2019	23
USD1,440	EUR1,310	UBS AG	10/7/2019	11
USD116	GBP95	Morgan Stanley	10/7/2019	—[5]
JPY213,800	EUR1,840	UBS AG	10/7/2019	(28)
EUR2,308	GBP2,070	Standard Chartered Bank	10/7/2019	(29)
EUR35,442	GBP31,560	Goldman Sachs	10/7/2019	(166)
EUR127,095	USD141,771	Bank of America, N.A.	10/7/2019	(3,170)
USD9,708	EUR8,720	JPMorgan Chase	10/8/2019	198
USD1,446	THB44,220	JPMorgan Chase	10/8/2019	—[5]
CLP69,839,000	USD97,119	Citibank	10/8/2019	(1,324)
EUR92,000	USD102,424	JPMorgan Chase	10/8/2019	(2,087)
USD41,309	JPY4,362,092	Citibank	10/9/2019	942
USD63,006	EUR57,281	Citibank	10/9/2019	528
USD15,314	GBP12,150	Bank of America, N.A.	10/9/2019	369
USD3,285	EUR2,980	Bank of America, N.A.	10/9/2019	34
USD3,693	EUR3,365	Bank of America, N.A.	10/9/2019	23
USD1,092	EUR990	Standard Chartered Bank	10/9/2019	12
EUR257	USD283	Goldman Sachs	10/9/2019	(2)
USD11,702	GBP9,690	JPMorgan Chase	10/9/2019	(217)
USD38,999	CNH280,500	HSBC Bank	10/9/2019	(276)
JPY1,767,040	USD16,734	Citibank	10/9/2019	(382)
EUR38,970	USD42,929	HSBC Bank	10/9/2019	(424)
EUR95,633	USD105,191	Citibank	10/9/2019	(882)
USD9,958	EUR9,018	Citibank	10/10/2019	121
CAD53,860	USD40,570	Citibank	10/10/2019	90
KRW4,419,640	USD3,642	Standard Chartered Bank	10/10/2019	54
USD4,908	GBP3,972	Goldman Sachs	10/10/2019	22
CHF5,200	USD5,302	Morgan Stanley	10/10/2019	(87)
GBP31,900	USD39,371	JPMorgan Chase	10/10/2019	(132)
USD20,107	GBP16,500	UBS AG	10/10/2019	(189)
GBP43,590	USD53,864	Goldman Sachs	10/10/2019	(245)
EUR25,680	USD28,513	Morgan Stanley	10/10/2019	(501)
Capital World Bond Fund — Page 26 of 35

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD33,298	ILS117,650	HSBC Bank	10/10/2019	$(564)
JPY7,262,720	USD68,138	Citibank	10/10/2019	(922)
USD5,227	IDR74,142,490	JPMorgan Chase	10/11/2019	10
USD62,203	MXN1,212,100	JPMorgan Chase	10/15/2019	945
USD38,585	EUR34,840	Citibank	10/15/2019	565
USD20,640	EUR18,630	Bank of America, N.A.	10/15/2019	310
USD84,578	CNH602,350	Standard Chartered Bank	10/15/2019	253
MXN311,520	USD15,617	Goldman Sachs	10/15/2019	127
EUR4,250	USD4,709	Bank of America, N.A.	10/15/2019	(71)
USD54,231	EUR49,230	Goldman Sachs	10/16/2019	503
USD5,722	CAD7,557	Standard Chartered Bank	10/16/2019	16
CAD4,480	USD3,385	UBS AG	10/16/2019	(3)
JPY2,404,970	USD22,465	Goldman Sachs	10/16/2019	(197)
USD39,467	AUD57,330	JPMorgan Chase	10/18/2019	746
USD190,053	EUR171,800	HSBC Bank	10/21/2019	2,477
USD118,418	CNH837,200	HSBC Bank	10/21/2019	1,235
USD13,087	EUR11,826	JPMorgan Chase	10/21/2019	175
USD14,663	CNH104,100	UBS AG	10/21/2019	93
JPY14,596,650	USD135,187	Citibank	10/21/2019	17
USD23,257	INR1,674,950	JPMorgan Chase	10/21/2019	(322)
EUR34,344	USD37,993	HSBC Bank	10/21/2019	(495)
USD17,346	EUR15,652	Standard Chartered Bank	10/22/2019	256
USD6,969	MXN135,660	HSBC Bank	10/22/2019	122
USD7,851	NZD12,390	UBS AG	10/22/2019	88
USD2,610	CNH18,500	Bank of America, N.A.	10/22/2019	20
USD8,432	THB257,294	UBS AG	10/22/2019	17
THB90	USD3	UBS AG	10/22/2019	—[5]
NOK36,250	EUR3,667	Bank of America, N.A.	10/22/2019	(18)
EUR43,025	USD47,683	Standard Chartered Bank	10/22/2019	(703)
USD55,085	ILS194,000	JPMorgan Chase	10/22/2019	(791)
USD19,329	ZAR284,000	HSBC Bank	10/24/2019	641
USD7,524	EUR6,785	HSBC Bank	10/24/2019	114
USD58,038	MYR242,920	HSBC Bank	10/24/2019	40
USD62,422	EUR56,550	HSBC Bank	10/25/2019	658
ILS49,100	USD13,961	Bank of America, N.A.	10/25/2019	183
USD14,238	EUR12,900	UBS AG	10/25/2019	149
USD11,647	CNH82,630	HSBC Bank	10/25/2019	83
USD28,792	JPY3,101,000	HSBC Bank	10/25/2019	59
USD384	CAD510	UBS AG	10/25/2019	(1)
USD1,080	ILS3,800	Bank of America, N.A.	10/25/2019	(14)
NOK509,900	USD56,382	Citibank	10/25/2019	(307)
JPY8,700,000	USD81,150	Standard Chartered Bank	10/25/2019	(540)
USD62,134	CNH442,550	UBS AG	10/28/2019	204
USD6,867	EUR6,250	Goldman Sachs	10/28/2019	39
USD3,455	EUR3,148	JPMorgan Chase	10/28/2019	16
USD937	EUR850	Citibank	10/28/2019	8
KRW9,798,260	USD8,197	JPMorgan Chase	10/29/2019	1
USD35,955	BRL150,210	Goldman Sachs	10/29/2019	(116)
CLP41,829,000	USD57,887	Citibank	10/29/2019	(485)
GBP2,730	USD3,397	Standard Chartered Bank	11/6/2019	(35)
GBP11,900	USD14,891	JPMorgan Chase	11/6/2019	(236)
Capital World Bond Fund — Page 27 of 35

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD101,600	EUR90,190	Citibank	11/12/2019	$2,968
USD5,852	BRL23,600	JPMorgan Chase	11/14/2019	189
USD6,378	CNH45,370	Bank of America, N.A.	11/14/2019	31
USD39,080	MXN779,600	Citibank	11/15/2019	(116)
USD30,485	ZAR453,300	Goldman Sachs	11/27/2019	782
ZAR380,940	USD24,869	Goldman Sachs	11/27/2019	92
USD52,590	JPY5,551,730	Morgan Stanley	12/6/2019	1,002
USD1,800	EUR1,570	Bank of America, N.A.	12/12/2019	79
USD16,174	BRL64,000	Morgan Stanley	12/16/2019	844
BRL64,000	USD17,004	Citibank	12/16/2019	(1,674)
USD57,397	BRL230,000	Citibank	12/18/2019	2,309
USD6,209	AUD9,000	Goldman Sachs	12/18/2019	119
USD5,122	NZD8,000	JPMorgan Chase	12/18/2019	103
NOK39,822	EUR4,000	Goldman Sachs	12/18/2019	(4)
SEK21,314	EUR2,000	HSBC Bank	12/18/2019	(16)
PLN10,870	EUR2,500	HSBC Bank	12/18/2019	(28)
NOK23,642	CAD3,500	Goldman Sachs	12/18/2019	(43)
BRL3,030	USD775	JPMorgan Chase	12/18/2019	(49)
EUR6,000	USD6,681	HSBC Bank	12/18/2019	(101)
BRL42,000	USD11,040	JPMorgan Chase	12/18/2019	(980)
BRL76,970	USD19,771	JPMorgan Chase	12/18/2019	(1,336)
BRL108,000	USD27,690	JPMorgan Chase	12/18/2019	(1,823)
USD17,923	BRL72,000	HSBC Bank	12/20/2019	681
BRL23,700	USD6,190	Morgan Stanley	12/20/2019	(514)
BRL48,300	USD12,889	HSBC Bank	12/20/2019	(1,322)
USD58,131	BRL227,500	JPMorgan Chase	1/2/2020	3,687
USD38,352	BRL158,000	JPMorgan Chase	1/2/2020	541
USD2,621	BRL11,000	JPMorgan Chase	1/2/2020	(11)
USD1,065	EUR910	JPMorgan Chase	3/20/2020	61
USD23,221	EUR20,095	Bank of America, N.A.	3/26/2020	1,027
USD2,099	EUR1,815	JPMorgan Chase	3/26/2020	94
USD261	BRL1,100	JPMorgan Chase	3/31/2020	(1)
USD20,378	BRL83,000	JPMorgan Chase	4/1/2020	623
USD10,092	BRL40,000	JPMorgan Chase	4/1/2020	571
USD4,329	BRL17,700	JPMorgan Chase	4/1/2020	116
				$5,257
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
U.S. EFFR	1.846%	6/7/2020	$47,000	$(41)	$—	$(41)
1.755%	U.S. EFFR	6/21/2020	47,000	23	—	23
U.S. EFFR	2.429%	12/27/2020	10,000	(110)	—	(110)
2.354%	U.S. EFFR	2/8/2021	23,500	261	—	261
2.103%	U.S. EFFR	3/28/2021	35,000	311	—	311
U.S. EFFR	2.0775%	4/1/2021	11,900	(102)	—	(102)
Capital World Bond Fund — Page 28 of 35

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
2.08125%	U.S. EFFR	5/23/2021	$17,500	$178	$—	$178
3-month USD-LIBOR	2.312%	5/23/2021	35,000	(353)	—	(353)
1.8685%	3-month USD-LIBOR	7/12/2021	35,800	126	—	126
1.5055%	3-month USD-LIBOR	8/19/2021	25,000	(68)	—	(68)
1.71375%	3-month Canada BA	6/3/2022	C$50,000	(99)	—	(99)
1.2137%	3-month AUD-BBSW	6/4/2022	A$48,000	380	—	380
1.7125%	3-month Canada BA	6/4/2022	C$46,000	(92)	—	(92)
1.2217%	3-month AUD-BBSW	6/5/2022	A$49,000	394	—	394
3-month USD-LIBOR	1.8805%	6/5/2022	$67,000	(537)	—	(537)
1.4322%	3-month NZD-BBR-FRA	6/6/2022	NZ$52,000	438	—	438
1.426%	3-month NZD-BBR-FRA	6/6/2022	50,000	416	—	416
3-month USD-LIBOR	1.8402%	6/6/2022	$33,000	(230)	—	(230)
3-month USD-LIBOR	1.888%	6/6/2022	32,900	(271)	—	(271)
3-month USD-LIBOR	1.893%	6/6/2022	79,100	(661)	—	(661)
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	544	—	544
3-month USD-LIBOR	2.18075%	3/29/2024	$9,100	(265)	—	(265)
3-month USD-LIBOR	2.194%	3/29/2024	9,200	(273)	—	(273)
3-month USD-LIBOR	2.21875%	3/29/2024	9,700	(298)	—	(298)
3-month USD-LIBOR	2.221%	4/1/2024	9,000	(278)	—	(278)
3-month USD-LIBOR	1.7935%	7/12/2024	14,600	(191)	—	(191)
(0.0955)%	6-month EURIBOR	7/22/2024	€347,700	1,956	—	1,956
(0.1262)%	6-month EURIBOR	7/25/2024	18,220	90	—	90
(0.1667)%	6-month EURIBOR	7/29/2024	36,560	146	—	146
(0.356)%	6-month EURIBOR	8/9/2024	330,000	(100)	—	(100)
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	1,397	—	1,397
0.37855%	6-month JPY-LIBOR	10/12/2028	¥4,200,000	1,568	—	1,568
U.S. EFFR	2.398%	2/8/2029	$5,000	(477)	—	(477)
3-month USD-LIBOR	2.3665%	3/27/2029	7,700	(552)	—	(552)
3-month USD-LIBOR	1.9675%	6/21/2029	7,700	(280)	—	(280)
3-month USD-LIBOR	1.412%	8/19/2029	3,700	54	—	54
1.5598%	6-month GBP-LIBOR	1/11/2038	£10,700	1,980	—	1,980
					$—	$4,984
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront receipts (000)	Unrealized depreciation at 9/30/2019 (000)
1.00%/Quarterly	CDX.NA.IG.33	12/20/2024	$850,290	$16,903	$17,270	$(367)
Capital World Bond Fund — Page 29 of 35

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,169,258,000, which represented 8.40% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.
[6]	Coupon rate may change periodically.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $23,934,000, which represented .17% of the net assets of the fund.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,847,000, which represented .08% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $35,523,000, which represented .26% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 9/30/2019.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp.	8/31/2018	$670	$636.00%
Capital World Bond Fund — Page 30 of 35

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,835,115,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $4,405,054,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $5,275,233,000 and $344,437,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
Capital World Bond Fund — Page 31 of 35

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2019 (dollars in thousands):
Capital World Bond Fund — Page 32 of 35

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,602,247	$—	$2,602,247
Japanese yen	—	1,837,016	—	1,837,016
Chinese yuan renminbi	—	387,468	—	387,468
Mexican pesos	—	292,232	—	292,232
British pounds	—	266,381	—	266,381
Indian rupees	—	233,322	—	233,322
Brazilian reais	—	190,749	—	190,749
South African rand	—	169,692	—	169,692
Malaysian ringgits	—	159,469	—	159,469
Danish kroner	—	154,419	—	154,419
Norwegian kroner	—	129,120	—	129,120
Canadian dollars	—	99,100	—	99,100
Polish zloty	—	93,171	—	93,171
Chilean pesos	—	89,656	—	89,656
Israeli shekels	—	89,093	—	89,093
South Korean won	—	86,824	—	86,824
Indonesian rupiah	—	75,594	—	75,594
Russian rubles	—	74,701	—	74,701
Colombian pesos	—	56,898	—	56,898
Thai baht	—	52,609	—	52,609
Ukrainian hryvnia	—	37,260	—	37,260
Australian dollars	—	32,091	—	32,091
Dominican pesos	—	17,461	—	17,461
Uruguayan pesos	—	10,232	—	10,232
Turkish lira	—	9,951	—	9,951
New Zealand dollars	—	5,696	—	5,696
Egyptian pounds	—	5,432	—	5,432
Argentine pesos	—	5,205	—	5,205
Czech korunas	—	4,209	—	4,209
Romanian leu	—	3,591	—	3,591
Peruvian nuevos soles	—	1,826	—	1,826
Ghana cedi	—	1,162	—	1,162
Zambian kwacha	—	272	—	272
U.S. dollars	—	5,678,664	1,346	5,680,010
Convertible bonds	—	506	—	506
Convertible stocks	—	—	2,741	2,741
Common stocks	871	1,157	11	2,039
Rights & warrants	—	—	25	25
Short-term securities	258,841	435,080	—	693,921
Total	$259,712	$13,389,556	$4,123	$13,653,391
Capital World Bond Fund — Page 33 of 35

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,558	$—	$—	$3,558
Unrealized appreciation on open forward currency contracts	—	37,960	—	37,960
Unrealized appreciation on interest rate swaps	—	10,262	—	10,262
Liabilities:
Unrealized depreciation on futures contracts	(8,387)	—	—	(8,387)
Unrealized depreciation on open forward currency contracts	—	(32,703)	—	(32,703)
Unrealized depreciation on interest rate swaps	—	(5,278)	—	(5,278)
Unrealized depreciation on credit default swaps	—	(367)	—	(367)
Total	$(4,829)	$9,874	$—	$5,045
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ARS = Argentine pesos	INR = Indian rupees
AUD/A$ = Australian dollars	JPY/¥ = Japanese yen
BA = Banker’s acceptances	KRW = South Korean won
BBR = Bank Base Rate	LIBOR = London Interbank Offered Rate
BBSW = Bank Bill Swap Rate	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NGN = Nigerian naira
CHF = Swiss francs	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RON = Romanian leu
DKr = Danish kroner	RUB = Russian rubles
DOP = Dominican pesos	SEK = Swedish kronor
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EGP = Egyptian pounds	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	TRY = Turkish lira
FRA = Forward Rate Agreement	UAH = Ukrainian hryvnia
GBP/£ = British pounds	USD/$ = U.S. dollars
GHS = Ghanaian cedi	UYU = Uruguayan pesos
ICE = Intercontinental Exchange, Inc.	ZAR = South African rand
IDR = Indonesian rupiah	ZMW = Zambian kwacha
ILS = Israeli shekels
Capital World Bond Fund — Page 34 of 35

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-031-1119O-S73118	Capital World Bond Fund — Page 35 of 35